Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Fair Value and Basis of Valuation of Financial Instrument Assets And (Liabilities) Measured at Fair Value on Recurring Basis (Details) (USD $)
In Millions, unless otherwise specified
	Nov. 30, 2014		Nov. 30, 2013
Assets
Derivative financial instruments	$ 78		$ 137
Liabilities
Derivative financial instruments	342		108
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1
Assets
Total	223		254
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Money market funds
Assets
Cash equivalents	91	[1]	113	[1]
Restricted cash	19	[2]	28	[2]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Marketable securities held in rabbi trusts
Assets
Marketable securities held in rabbi trusts	113	[3]	113	[3]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2
Assets
Total	23		70
Liabilities
Total	278		31
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Marketable securities held in rabbi trusts
Assets
Marketable securities held in rabbi trusts	9	[3]	10	[3]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Assets
Derivative financial instruments	14	[4]	60	[4]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Liabilities
Derivative financial instruments	278	[4]	31	[4]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3
Assets
Total	20		17
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Long-term other assets
Assets
Long-term other assets	$ 20	[5]	$ 17	[5]

[1]	Cash equivalents are comprised of money market funds.
[2]	restricted cash is comprised of money market funds.
[3]	marketable securities held in rabbi trusts were comprised of Level 1 bonds, frequently-priced mutual funds invested in common stocks, money market funds and Level 2 other investments. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.
[4]	See “Derivative Instruments and Hedging Activities” section below for detailed information regarding our derivative financial instruments.
[5]	Long-term other asset is comprised of an auction-rate security. The fair value was based on a broker quote in an inactive market, which is considered a Level 3 input. During 2014, there were no purchases or sales pertaining to this auction-rate security and, accordingly, the change in its fair value was based solely on the strengthening of the underlying credit.